Convertible Debenture - Related Party (Details 1) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible debenture - related party at beginning of period	$ 19,055	$ 17,287
Forgiveness	(19,999)
Accumulated interest	$ 944	1,768
Convertible debenture - related party at end of period		$ 19,055